Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment, Net
Property and equipment	¥ 47,252,243	¥ 41,454,672
Less: Accumulated depreciation	(21,421,906)	(15,559,399)
Less: Accumulated impairment	(2,369)	(2,369)
Total property, plant and equipment, net	25,827,968	25,892,904		$ 3,693,350
Depreciation expenses	7,141,325	5,870,195	¥ 3,372,673
Restricted as collateral
Property, Plant and Equipment, Net
Total property, plant and equipment, net	1,549,257	1,131,796
Production facilities
Property, Plant and Equipment, Net
Property and equipment	10,356,573	6,845,010
Mold and tooling
Property, Plant and Equipment, Net
Property and equipment	10,299,152	7,108,020
Charging & battery swap equipment
Property, Plant and Equipment, Net
Property and equipment	9,276,827	7,761,253
Leasehold improvements
Property, Plant and Equipment, Net
Property and equipment	6,365,523	6,124,611
Computer and electronic equipment
Property, Plant and Equipment, Net
Property and equipment	1,901,435	1,922,333
Corporate vehicles
Property, Plant and Equipment, Net
Property and equipment	1,666,591	1,949,132
R&D equipment
Property, Plant and Equipment, Net
Property and equipment	1,648,097	1,635,821
Purchased software
Property, Plant and Equipment, Net
Property and equipment	1,441,795	1,349,419
Buildings and constructions
Property, Plant and Equipment, Net
Property and equipment	911,446	913,281
Construction in process
Property, Plant and Equipment, Net
Property and equipment	852,922	3,616,078
Subscription vehicles
Property, Plant and Equipment, Net
Property and equipment	791,480	799,846
Others
Property, Plant and Equipment, Net
Property and equipment	¥ 1,740,402	¥ 1,429,868